UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

December 31, 2011

1.811341.107

TP1-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Media - 1.5%
Comcast Corp.:
5.15% 3/1/20	$ 5,729,000	$ 6,512,996
6.55% 7/1/39	9,750,000	11,999,949
Discovery Communications LLC 6.35% 6/1/40	2,738,000	3,292,021
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,505,400
6.4% 4/30/40	5,208,000	6,390,669
News America Holdings, Inc. 7.75% 12/1/45	2,151,000	2,628,954
News America, Inc.:
6.15% 3/1/37	775,000	845,703
6.15% 2/15/41	6,369,000	7,327,031
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,056,625
5.85% 5/1/17	11,399,000	12,984,510
Time Warner, Inc.:
5.375% 10/15/41	1,351,000	1,460,473
6.2% 3/15/40	7,609,000	8,945,932
Viacom, Inc. 6.75% 10/5/37	2,840,000	3,518,235
		75,468,498
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	4,043,722
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	377,771
5.875% 1/15/36	3,888,000	4,066,669
6.375% 6/15/14	1,962,000	2,145,720
		10,633,882
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,511,536
6.5% 8/11/17	3,770,000	4,485,738
		14,997,274
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,965,475
9.7% 11/10/18	4,681,000	6,296,202
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 6,895,000	$ 7,838,857
7.25% 6/15/37	9,291,000	10,759,805
		30,860,339
TOTAL CONSUMER STAPLES		56,491,495
ENERGY - 2.9%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	5,140,000	5,310,489
5.35% 3/15/20 (c)	4,099,000	4,385,233
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,656,743
5% 10/1/21	3,309,000	3,404,362
Transocean, Inc.:
5.05% 12/15/16	3,323,000	3,393,767
6.375% 12/15/21	4,387,000	4,661,144
		25,811,738
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,441,000	15,583,710
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,718,057
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	825,700
EQT Corp. 4.875% 11/15/21	2,227,000	2,247,157
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	4,781,925
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,838,380
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,694,000	1,968,072
6.85% 1/15/40 (c)	2,664,000	3,437,980
Nakilat, Inc. 6.067% 12/31/33 (c)	2,653,000	2,825,445
Nexen, Inc. 6.4% 5/15/37	2,340,000	2,474,536
Petro-Canada 6.05% 5/15/18	1,960,000	2,306,632
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,602,815
5.75% 1/20/20	13,100,000	14,018,572
6.75% 1/27/41	7,200,000	8,259,062
Petroleos Mexicanos 6.5% 6/2/41 (c)	18,229,000	20,416,480
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	2,271,000	2,500,807
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	$ 3,253,000	$ 3,480,710
6.75% 9/30/19 (c)	2,130,000	2,521,920
Schlumberger Investment SA 3.3% 9/14/21 (c)	3,309,000	3,398,055
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,112,541
4.6% 6/15/21	1,165,000	1,216,908
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,189,422
Western Gas Partners LP 5.375% 6/1/21	6,459,000	6,847,638
Williams Partners LP 4.125% 11/15/20	1,086,000	1,114,121
		121,686,645
TOTAL ENERGY		147,498,383
FINANCIALS - 10.4%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,194,900
5.25% 7/27/21	8,459,000	8,249,039
5.95% 1/18/18	4,700,000	4,812,631
6.75% 10/1/37	8,523,000	7,918,753
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,561,000
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,490,820
7.125% 5/15/15	8,210,000	8,817,105
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,094,000	1,612,011
6.875% 4/25/18	1,103,000	1,087,217
Morgan Stanley:
4.75% 4/1/14	1,352,000	1,331,978
5.5% 7/28/21	11,032,000	10,196,878
5.75% 1/25/21	2,000,000	1,864,970
6.625% 4/1/18	7,000,000	6,910,365
7.3% 5/13/19	3,747,000	3,815,049
		84,862,716
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	6,086,000	5,490,241
BB&T Capital Trust IV 6.82% 6/12/77 (i)	1,016,000	1,022,350
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i)	6,010,000	4,883,125
Credit Suisse New York Branch 6% 2/15/18	8,680,000	8,558,324
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 6,145,000	$ 6,427,301
8.7% 11/18/19	4,894,000	5,578,441
Export-Import Bank of Korea 5.25% 2/10/14 (c)	2,560,000	2,687,352
Fifth Third Bancorp:
3.625% 1/25/16	2,610,000	2,648,584
4.5% 6/1/18	2,119,000	2,123,836
8.25% 3/1/38	1,976,000	2,414,538
Fifth Third Bank 4.75% 2/1/15	556,000	576,032
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	2,885,000	2,827,300
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	2,499,379
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,372,000
JPMorgan Chase & Co. 5.4% 1/6/42	5,615,000	5,848,253
KeyBank NA 6.95% 2/1/28	850,000	941,156
KeyCorp. 5.1% 3/24/21	2,409,000	2,500,730
Marshall & Ilsley Bank 5% 1/17/17	5,586,000	5,892,370
Regions Bank:
6.45% 6/26/37	6,451,000	5,338,203
7.5% 5/15/18	2,725,000	2,697,750
Regions Financial Corp.:
5.75% 6/15/15	877,000	837,535
7.75% 11/10/14	4,089,000	4,109,445
		77,274,245
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,159,000	3,849,636
SLM Corp.:
0.7183% 1/27/14 (i)	1,095,000	989,865
5% 10/1/13	383,000	383,000
		5,222,501
Diversified Financial Services - 1.6%
Bank of America Corp. 5.75% 12/1/17	11,300,000	10,675,698
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,416,720
4.742% 3/11/21	10,000,000	11,322,270
Capital One Capital V 10.25% 8/15/39	1,553,000	1,611,238
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,103,380
5.5% 4/11/13	15,124,000	15,441,952
6.125% 5/15/18	10,909,000	11,608,016
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
6.5% 8/19/13	$ 1,131,000	$ 1,177,475
JPMorgan Chase & Co. 4.35% 8/15/21	5,816,000	5,871,328
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	625,000	635,551
5.5% 1/15/14 (c)	4,295,000	4,389,348
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,208,654
5.15% 3/15/20	1,651,000	1,833,894
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	2,500,000	2,275,000
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	500,000	470,000
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,534,000	1,380,600
		79,421,124
Insurance - 1.9%
American International Group, Inc. 4.875% 9/15/16	5,751,000	5,443,345
Aon Corp.:
3.125% 5/27/16	4,779,000	4,834,250
5% 9/30/20	1,574,000	1,735,647
6.25% 9/30/40	1,290,000	1,585,227
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,904,560
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	11,559,000	11,270,025
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,457,000	5,345,372
6.5% 3/15/35 (c)	4,626,000	4,502,944
6.7% 8/15/16 (c)	7,190,000	7,705,013
10.75% 6/15/88 (c)(i)	4,025,000	5,051,375
Lincoln National Corp. 7% 5/17/66 (i)	1,446,000	1,305,015
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,236,508
MetLife, Inc.:
5.875% 2/6/41	1,845,000	2,155,100
6.75% 6/1/16	3,550,000	4,090,527
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,829,000	2,331,236
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,400,000	2,875,536
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	3,542,000	4,709,493
Prudential Financial, Inc.:
4.5% 11/16/21	3,500,000	3,533,751
4.75% 9/17/15	6,617,000	6,988,035
5.8% 11/16/41	3,660,000	3,697,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
6.2% 11/15/40	$ 1,815,000	$ 1,895,849
7.375% 6/15/19	1,370,000	1,618,945
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,583,017
Unum Group 5.625% 9/15/20	2,348,000	2,416,841
		97,815,331
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	551,644
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,744,000	3,581,331
5.375% 10/15/12	3,311,000	3,342,084
7.5% 4/1/17	2,084,000	2,250,278
9.625% 3/15/16	3,458,000	4,023,200
Equity One, Inc.:
5.375% 10/15/15	606,000	624,563
6% 9/15/17	3,026,000	3,153,912
6.25% 12/15/14	2,601,000	2,735,727
6.25% 1/15/17	2,250,000	2,355,071
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,711,423
5.9% 4/1/20	1,116,000	1,207,494
6% 7/15/12	1,635,000	1,663,459
6.2% 1/15/17	1,240,000	1,373,712
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,839,549
6.65% 1/15/18	2,850,000	3,046,633
UDR, Inc. 5.5% 4/1/14	5,815,000	6,141,477
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,680,779
		42,282,336
Real Estate Management & Development - 2.5%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,955,005
6.3% 6/1/13	4,580,000	4,771,064
BioMed Realty LP:
3.85% 4/15/16	4,800,000	4,735,862
6.125% 4/15/20	1,499,000	1,572,890
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,297,000	2,378,447
5.75% 4/1/12	2,341,000	2,355,964
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust 5.5% 10/1/15	$ 16,890,000	$ 17,246,852
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,106,635
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,339,178
5.5% 3/1/16	3,680,000	3,870,179
5.95% 2/15/17	1,473,000	1,584,008
6.25% 5/15/13	3,511,000	3,672,176
6.5% 1/15/18	4,735,000	5,230,953
ERP Operating LP:
4.625% 12/15/21	9,765,000	9,954,031
4.75% 7/15/20	3,181,000	3,298,888
5.2% 4/1/13	4,695,000	4,869,776
5.5% 10/1/12	5,628,000	5,771,255
5.75% 6/15/17	1,306,000	1,448,353
6.625% 3/15/12	1,125,000	1,136,466
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,842,385
5.5% 12/15/16	3,166,000	3,423,940
6.625% 10/1/17	3,452,000	3,904,364
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,610,554
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,286,791
Simon Property Group LP:
4.125% 12/1/21	3,187,000	3,331,193
4.2% 2/1/15	1,628,000	1,726,621
5.1% 6/15/15	2,362,000	2,581,342
Tanger Properties LP:
6.125% 6/1/20	3,809,000	4,272,715
6.15% 11/15/15	7,034,000	7,786,821
		124,064,708
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	2,400,000	2,222,657
5.65% 5/1/18	3,780,000	3,600,469
6.5% 8/1/16	5,000,000	5,036,335
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,549,704
		14,409,165
TOTAL FINANCIALS		525,352,126
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 6,000,000	$ 6,207,642
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	5,254,000	5,434,554
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,487,643
6.25% 6/15/14	1,213,000	1,322,334
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,041,145
		14,285,676
TOTAL HEALTH CARE		20,493,318
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	795,110	827,869
6.648% 3/15/19	1,991,778	2,034,003
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,497,824	1,452,695
8.36% 1/20/19	7,146,000	7,074,540
		11,389,107
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	2,838,680
TOTAL INDUSTRIALS		14,227,787
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,021,527
6.55% 10/1/17	2,336,000	2,699,199
		7,720,726
Office Electronics - 0.1%
Xerox Corp.:
4.5% 5/15/21	1,794,000	1,817,464
6.4% 3/15/16	2,814,000	3,149,271
		4,966,735
TOTAL INFORMATION TECHNOLOGY		12,687,461
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co.:
4.125% 11/15/21	$ 4,751,000	$ 4,871,272
4.25% 11/15/20	2,576,000	2,676,608
5.25% 11/15/41	7,421,000	7,790,499
7.6% 5/15/14	10,261,000	11,604,606
		26,942,985
Metals & Mining - 0.3%
ArcelorMittal SA 3.75% 3/1/16	1,285,000	1,220,065
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	10,034,000	10,146,883
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	3,471,000	3,635,650
		15,002,598
TOTAL MATERIALS		41,945,583
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
5.55% 8/15/41	7,300,000	8,577,697
6.3% 1/15/38	4,683,000	5,739,031
6.8% 5/15/36	6,735,000	8,512,629
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,827,000	6,483,602
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,047,694
6.45% 6/15/21	7,760,000	7,771,578
7.6% 9/15/39	526,000	515,384
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,083,597
Embarq Corp. 7.995% 6/1/36	1,949,000	2,016,675
Telefonica Emisiones SAU 5.855% 2/4/13	1,456,000	1,480,535
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	19,567,409
		67,795,831
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.375% 9/8/16	7,088,000	7,069,812
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,696,086
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19	$ 5,356,000	$ 6,026,925
6.35% 3/15/40	1,571,000	1,783,962
		19,576,785
TOTAL TELECOMMUNICATION SERVICES		87,372,616
UTILITIES - 2.8%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,276,588
Duke Energy Carolinas LLC 4.25% 12/15/41	2,270,000	2,369,685
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,446,000	3,555,858
6.4% 9/15/20 (c)	9,269,000	9,853,086
Edison International 3.75% 9/15/17	2,719,000	2,798,656
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,606,473
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,613,000	8,444,987
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,063,533
3.75% 11/15/20	612,000	617,596
Pacific Gas & Electric Co. 3.25% 9/15/21	797,000	808,393
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,448,063
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,928,748
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,817,879
6% 12/1/39	2,651,000	3,315,293
Wisconsin Electric Power Co. 2.95% 9/15/21	926,000	943,389
		62,848,227
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,126,469
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,622,774
		4,749,243
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,517,640
Exelon Generation Co. LLC:
4% 10/1/20	3,000,000	3,082,827
5.35% 1/15/14	4,280,000	4,572,110
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 2,045,000	$ 2,281,191
6.5% 5/1/18	5,340,000	6,070,224
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,269,464
		19,793,456
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	9,537,000	8,014,609
7.5% 6/30/66 (i)	5,100,000	5,355,000
National Grid PLC 6.3% 8/1/16	6,883,000	7,900,032
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,202,188
5.4% 7/15/14	1,450,000	1,573,411
5.45% 9/15/20	6,486,000	7,181,753
5.8% 2/1/42	2,772,000	2,894,126
5.95% 6/15/41	5,116,000	5,480,730
6.15% 3/1/13	1,985,000	2,084,826
6.25% 12/15/40	991,000	1,078,668
6.4% 3/15/18	4,379,000	5,033,897
San Diego Gas & Electric Co. 3% 8/15/21	1,291,000	1,327,113
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,850,000	3,851,925
		53,978,278
TOTAL UTILITIES		141,369,204
TOTAL NONCONVERTIBLE BONDS (Cost $1,057,790,924)		1,122,906,471
U.S. Government and Government Agency Obligations - 28.0%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	17,731,450
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	230,481	309,183
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/41	$ 69,210,790	$ 93,536,209
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	95,993,204	102,735,317
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		196,580,709
U.S. Treasury Obligations - 23.7%
U.S. Treasury Bonds:
3.125% 11/15/41	12,330,000	12,884,850
3.75% 8/15/41	56,627,000	66,439,383
4.375% 5/15/41	94,931,000	123,410,300
U.S. Treasury Notes:
0.375% 6/30/13	99,624,000	99,873,060
1.5% 12/31/13 (f)	473,390,000	485,224,741
2.125% 8/15/21	185,031,000	189,685,640
3.125% 5/15/21	98,576,000	110,012,393
3.5% 5/31/13	57,184,000	59,826,530
3.625% 2/15/20	42,260,000	49,001,780
TOTAL U.S. TREASURY OBLIGATIONS		1,196,358,677
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,333,778,190)		1,410,670,836
U.S. Government Agency - Mortgage Securities - 42.8%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 26.3%
1.67% 9/1/33 (i)	954,275	988,828
1.807% 5/1/34 (i)	1,641,274	1,693,245
1.918% 12/1/34 (i)	149,806	156,031
1.952% 3/1/35 (i)	131,875	137,796
2.271% 5/1/33 (i)	39,778	42,187
2.303% 6/1/36 (i)	167,975	178,069
2.424% 10/1/33 (i)	117,079	123,637
2.457% 3/1/35 (i)	81,449	85,746
2.474% 11/1/36 (i)	1,807,810	1,925,317
2.478% 8/1/36 (i)	2,384,285	2,506,636
2.5% 7/1/35 (i)	256,406	272,346
2.606% 3/1/36 (i)	563,207	599,816
2.623% 5/1/36 (i)	538,881	564,340
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.635% 7/1/37 (i)	$ 390,465	$ 415,846
2.654% 5/1/35 (i)	311,465	328,506
2.801% 3/1/36 (i)	874,167	928,926
3% 1/1/27 (e)	5,000,000	5,163,955
3.5% 1/1/26 to 12/1/40	15,060,482	15,853,748
3.5% 1/1/27 (e)	30,100,000	31,474,911
3.5% 1/1/27 (e)	30,100,000	31,474,911
4% 12/1/25 to 11/1/41	136,189,991	143,526,020
4% 9/1/41	183,817	193,420
4% 10/1/41	8,432,373	8,887,412
4% 1/1/42 (e)	93,900,000	98,637,048
4% 1/1/42 (e)	25,000,000	26,261,195
4.5% 4/1/18 to 11/1/41	299,871,821	320,171,251
4.5% 1/1/27 (e)	38,500,000	41,035,910
4.5% 1/1/42 (e)	19,000,000	20,222,734
4.5% 1/1/42 (e)	11,000,000	11,707,898
4.648% 7/1/35 (i)	1,192,969	1,261,180
5% 2/1/18 to 6/1/40	159,054,528	171,851,013
5.5% 10/1/17 to 3/1/40	131,538,772	143,249,589
5.5% 1/1/42 (e)	51,000,000	55,534,645
6% 5/1/15 to 2/1/40	165,450,082	182,150,563
6.5% 2/1/12 to 11/1/16	429,314	452,764
7% 2/1/12 to 6/1/32	3,647,238	4,126,445
7.5% 2/1/22 to 11/1/31	2,169,856	2,547,115
8% 6/1/29	729	870
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		1,326,731,869
Freddie Mac - 9.8%
2.081% 4/1/35 (i)	1,301,751	1,376,981
2.499% 1/1/35 (i)	121,619	125,582
2.55% 5/1/35 (i)	1,282,499	1,364,380
3.135% 10/1/35 (i)	238,948	254,517
4% 10/1/40 to 11/1/41	54,231,096	57,199,693
4% 9/1/41	1,893,751	1,995,130
4% 1/1/42 (e)	28,000,000	29,364,415
4.5% 7/1/25 to 10/1/41	143,689,291	153,154,420
4.5% 1/1/42 (e)	27,500,000	29,153,729
5% 11/1/33 to 1/1/41	47,770,336	51,503,478
5% 1/1/42 (e)	4,500,000	4,837,597
5.5% 8/1/23 to 2/1/40	94,139,368	101,961,033
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 1/1/42 (e)	$ 39,900,000	$ 43,266,898
6% 7/1/37 to 8/1/37	5,338,008	5,860,941
6.5% 9/1/39	10,885,675	12,046,105
7.5% 11/1/16 to 6/1/32	971,780	1,128,914
8% 7/1/25 to 10/1/27	30,592	36,159
8.5% 2/1/19 to 5/1/22	2,807	3,232
12% 11/1/19	2,099	2,286
TOTAL FREDDIE MAC		494,635,490
Ginnie Mae - 6.7%
3.5% 1/15/41 to 2/15/41	1,371,079	1,434,659
3.5% 1/1/42 (e)	18,400,000	19,220,182
4% 1/15/25 to 12/15/41 (e)	62,857,762	67,566,011
4% 1/1/42 (e)	13,100,000	14,052,546
4% 1/1/42 (e)	200,000	214,543
4.5% 5/15/39 to 3/20/41	91,272,591	99,757,521
4.5% 1/1/42 (e)	3,900,000	4,250,310
5% 3/15/39 to 8/15/41 (e)	76,516,470	84,961,551
5% 9/15/41 (e)	1,296,450	1,436,325
5% 1/1/42 (e)	21,200,000	23,486,083
5% 1/1/42 (e)	2,500,000	2,769,585
5.5% 11/20/33 to 12/15/38	11,064,306	12,398,349
7% 6/15/24 to 9/15/32	4,229,594	4,848,370
7.5% 3/15/22 to 8/15/28	1,233,332	1,416,521
8% 4/15/24 to 12/15/25	86,549	100,586
8.5% 8/15/29 to 11/15/31	141,999	168,913
TOTAL GINNIE MAE		338,082,055
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,128,517,430)		2,159,449,414
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7636% 4/25/35 (i)	833,236	454,696
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.7436% 4/25/35 (i)	75,335	73,058
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	303,000	3,030
Asset-Backed Securities - continued
	Principal Amount	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7783% 6/15/32 (c)(i)	$ 4,661,271	$ 2,400,555
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9936% 12/25/33 (i)	54,953	42,983
Series 2004-R2 Class M3, 0.8436% 4/25/34 (i)	86,951	27,454
Series 2005-R2 Class M1, 0.7436% 4/25/35 (i)	1,342,000	1,188,687
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0372% 3/25/34 (i)	31,145	20,802
Series 2006-W4 Class A2C, 0.4536% 5/25/36 (i)	874,677	225,650
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	910,551	801,285
Capital Trust Ltd. Series 2004-1 Class A2, 0.7349% 7/20/39 (c)(i)	171,008	124,836
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5936% 7/25/36 (i)	742,000	27,292
Series 2007-RFC1 Class A3, 0.4336% 12/25/36 (i)	1,172,000	363,191
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4035% 3/25/32 (MGIC Investment Corp. Insured) (i)	60,407	4,556
Series 2004-3 Class M4, 1.2636% 4/25/34 (i)	103,878	50,217
Series 2004-4 Class M2, 1.0886% 6/25/34 (i)	382,121	171,729
Series 2005-3 Class MV1, 0.7136% 8/25/35 (i)	238,419	233,203
Series 2005-AB1 Class A2, 0.5036% 8/25/35 (i)	5,962	5,951
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,016,250
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	25,289	16,122
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4686% 8/25/34 (i)	189,000	110,365
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.1186% 3/25/34 (i)	10,322	1,265
Fremont Home Loan Trust Series 2005-A Class M4, 0.9736% 1/25/35 (i)	236,000	54,088
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (c)(i)	1,531,000	765,500
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,247,820	1,147,994
GE Business Loan Trust Series 2003-1 Class A, 0.7083% 4/15/31 (c)(i)	148,204	141,026
GSAMP Trust Series 2004-AR1 Class M1, 0.9436% 6/25/34 (i)	1,426,000	880,126
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6936% 9/25/46 (c)(i)	$ 198,482	$ 105,195
Class C, 0.8436% 9/25/46 (c)(i)	992,000	130,746
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6136% 8/25/33 (i)	874,000	603,688
Series 2003-3 Class M1, 1.5836% 8/25/33 (i)	458,296	359,602
Series 2003-5 Class A2, 0.9936% 12/25/33 (i)	21,396	14,680
Series 2005-5 Class 2A2, 0.5436% 11/25/35 (i)	12,943	12,870
Series 2006-1 Class 2A3, 0.5186% 4/25/36 (i)	285,916	282,693
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5749% 3/20/36 (i)	407,249	330,054
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4836% 1/25/37 (i)	805,000	267,059
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4236% 11/25/36 (i)	808,000	674,567
Class MV1, 0.5236% 11/25/36 (i)	656,000	319,766
Keycorp Student Loan Trust Series 1999-A Class A2, 0.9038% 12/27/29 (i)	385,863	337,655
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.4186% 7/25/33 (i)	3,804,393	2,599,375
Series 2004-2 Class M2, 1.3736% 6/25/34 (i)	56,013	35,164
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5536% 10/25/36 (i)	292,000	8,056
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2686% 7/25/34 (i)	57,136	38,603
Series 2006-FM1 Class A2B, 0.4036% 4/25/37 (i)	917,534	663,206
Series 2006-OPT1 Class A1A, 0.5536% 6/25/35 (i)	952,977	679,300
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6336% 8/25/34 (i)	37,283	27,167
Series 2005-NC1 Class M1, 0.7336% 1/25/35 (i)	260,000	164,121
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	2,575,000	193,125
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8036% 9/25/35 (i)	928,000	400,553
Series 2005-D Class M2, 0.7636% 2/25/36 (i)	193,000	18,060
Ocala Funding LLC:
Series 2005-1A Class A, 1.7849% 3/20/10 (b)(c)(i)	347,000	0
Series 2006-1A Class A, 1.6849% 3/20/11 (b)(c)(i)	765,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5436% 9/25/34 (i)	346,000	119,136
Class M4, 1.7436% 9/25/34 (i)	444,000	99,639
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M3, 0.8536% 1/25/36 (i)	$ 311,000	$ 193,508
Series 2005-WHQ2 Class M7, 1.5436% 5/25/35 (i)	990,690	6,427
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	401,608	371,106
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0936% 4/25/33 (i)	3,323	2,689
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4048% 3/20/19 (FGIC Insured) (c)(i)	304,195	291,168
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	827,000	398,648
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.0186% 9/25/34 (i)	42,851	16,543
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1536% 9/25/34 (i)	18,730	13,325
TOTAL ASSET-BACKED SECURITIES (Cost $32,680,318)		23,129,405
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.7465% 3/25/34 (i)	36,429	30,251
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (c)(i)(j)	23,612,017	1,286,855
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4649% 12/20/54 (i)	1,954,000	1,602,280
Class M1, 0.6249% 12/20/54 (i)	515,000	373,375
Series 2007-1:
Class 1M1, 0.5849% 12/20/54 (i)	785,000	569,125
Class 2M1, 0.7849% 12/20/54 (i)	4,428,000	3,210,300
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.3092% 1/20/44 (i)	2,564,032	2,169,940
Class 1C, 2.8592% 1/20/44 (i)	279,947	179,334
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5036% 5/25/47 (i)	552,274	340,892
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4636% 2/25/37 (i)	820,711	535,339
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.448% 6/15/22 (c)(i)	128,000	125,440
Class C, 0.468% 6/15/22 (c)(i)	828,000	809,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.478% 6/15/22 (c)(i)	$ 318,000	$ 310,050
Class E, 0.488% 6/15/22 (c)(i)	509,000	495,003
Class F, 0.518% 6/15/22 (c)(i)	919,000	891,430
Class G, 0.588% 6/15/22 (c)(i)	191,000	184,793
Class H, 0.608% 6/15/22 (c)(i)	382,000	368,630
Class J, 0.648% 6/15/22 (c)(i)	446,000	429,275
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5836% 7/25/35 (i)	3,193,919	2,415,170
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5936% 3/25/37 (i)	1,589,000	61,021
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6263% 7/10/35 (c)(i)	441,902	285,513
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	603,373	639,194
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7436% 6/25/33 (c)(i)	117,955	108,835
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	1,558,407
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (i)	23,337	15,535
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4572% 9/25/36 (i)	2,128,000	1,576,637
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR12 Class 2A5, 2.705% 7/25/35 (i)	2,489,444	2,150,280
TOTAL PRIVATE SPONSOR		22,722,274
U.S. Government Agency - 0.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	4,282,705	4,711,806
Series 1999-57 Class PH, 6.5% 12/25/29	3,288,423	3,671,931
TOTAL U.S. GOVERNMENT AGENCY		8,383,737
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,912,984)		31,106,011
Commercial Mortgage Securities - 9.2%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4395% 2/14/43 (i)(j)	$ 14,385,744	$ 187,072
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	5,450,000	5,974,759
Series 2006-5:
Class A2, 5.317% 9/10/47	4,636,509	4,686,143
Class A3, 5.39% 9/10/47	3,670,000	3,836,695
Series 2007-2:
Class B, 5.6425% 4/10/49 (i)	865,000	233,483
Class C, 5.8173% 4/10/49 (i)	2,315,000	541,760
Class D, 5.8173% 4/10/49 (i)	1,160,000	208,859
Series 2007-3 Class A3, 5.8009% 6/10/49 (i)	8,000,000	8,342,624
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7483% 3/15/22 (c)(i)	400,000	380,000
Class G, 0.8083% 3/15/22 (c)(i)	259,000	240,870
Series 2006-BIX1:
Class F, 0.5883% 10/15/19 (c)(i)	1,030,000	957,900
Class G, 0.6083% 10/15/19 (c)(i)	1,218,000	1,077,930
Class H, 0.6483% 10/15/19 (c)(i)	1,445,000	1,221,025
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.1436% 12/25/33 (c)(i)	41,513	29,276
Series 2004-1:
Class A, 0.6536% 4/25/34 (c)(i)	576,658	447,690
Class B, 2.1936% 4/25/34 (c)(i)	64,134	36,659
Class M1, 0.8536% 4/25/34 (c)(i)	52,040	36,951
Class M2, 1.4936% 4/25/34 (c)(i)	46,726	32,344
Series 2004-2:
Class A, 0.7236% 8/25/34 (c)(i)	1,205,117	936,200
Class M1, 0.8736% 8/25/34 (c)(i)	103,026	74,972
Series 2004-3:
Class A1, 0.6636% 1/25/35 (c)(i)	996,664	749,123
Class A2, 0.7136% 1/25/35 (c)(i)	317,999	223,078
Class M1, 0.7936% 1/25/35 (c)(i)	365,497	242,959
Class M2, 1.2936% 1/25/35 (c)(i)	232,394	139,270
Series 2005-2A:
Class A1, 0.6036% 8/25/35 (c)(i)	719,244	550,237
Class M1, 0.7236% 8/25/35 (c)(i)	53,221	30,710
Class M2, 0.7736% 8/25/35 (c)(i)	88,195	47,404
Class M3, 0.7936% 8/25/35 (c)(i)	48,659	25,787
Class M4, 0.9036% 8/25/35 (c)(i)	44,858	22,477
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class A1, 0.6136% 11/25/35 (c)(i)	$ 397,631	$ 297,560
Class A2, 0.6936% 11/25/35 (c)(i)	258,002	194,058
Class M2, 0.7836% 11/25/35 (c)(i)	56,269	31,899
Class M3, 0.8036% 11/25/35 (c)(i)	50,433	27,656
Class M4, 0.8936% 11/25/35 (c)(i)	62,937	30,562
Series 2005-4A:
Class A2, 0.6836% 1/25/36 (c)(i)	894,799	617,640
Class B1, 1.6936% 1/25/36 (c)(i)	72,858	12,871
Class M1, 0.7436% 1/25/36 (c)(i)	288,814	161,391
Class M2, 0.7636% 1/25/36 (c)(i)	86,382	44,297
Class M3, 0.7936% 1/25/36 (c)(i)	126,520	59,728
Class M4, 0.9036% 1/25/36 (c)(i)	65,877	29,291
Class M5, 0.9436% 1/25/36 (c)(i)	65,877	25,000
Class M6, 0.9936% 1/25/36 (c)(i)	70,240	19,374
Series 2006-1:
Class A2, 0.6536% 4/25/36 (c)(i)	138,146	101,170
Class M6, 0.9336% 4/25/36 (c)(i)	46,500	17,452
Series 2006-2A:
Class A1, 0.5236% 7/25/36 (c)(i)	1,348,309	994,440
Class A2, 0.5736% 7/25/36 (c)(i)	121,503	78,413
Class B3, 2.9936% 7/25/36 (c)(i)	64,990	5,362
Class M1, 0.6036% 7/25/36 (c)(i)	127,625	72,100
Class M2, 0.6236% 7/25/36 (c)(i)	89,950	46,408
Class M3, 0.6436% 7/25/36 (c)(i)	70,641	35,326
Class M4, 0.7136% 7/25/36 (c)(i)	47,565	22,252
Class M5, 0.7636% 7/25/36 (c)(i)	58,397	24,848
Class M6, 0.8336% 7/25/36 (c)(i)	92,776	28,180
Series 2006-3A:
Class B1, 1.0936% 10/25/36 (c)(i)	84,783	4,761
Class M4, 0.7236% 10/25/36 (c)(i)	93,932	12,211
Class M5, 0.7736% 10/25/36 (c)(i)	118,940	12,489
Class M6, 0.8536% 10/25/36 (c)(i)	232,391	17,429
Series 2006-4A:
Class A1, 0.5236% 12/25/36 (c)(i)	851,882	519,648
Class A2, 0.5636% 12/25/36 (c)(i)	1,900,031	1,121,018
Class B1, 0.9936% 12/25/36 (c)(i)	62,638	7,135
Class B3, 2.7436% 12/25/36 (c)(i)	100,270	3,139
Class M1, 0.5836% 12/25/36 (c)(i)	137,208	56,297
Class M2, 0.6036% 12/25/36 (c)(i)	87,097	32,321
Class M3, 0.6336% 12/25/36 (c)(i)	88,290	29,367
Class M4, 0.6936% 12/25/36 (c)(i)	105,590	28,544
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M5, 0.7336% 12/25/36 (c)(i)	$ 97,239	$ 17,880
Class M6, 0.8136% 12/25/36 (c)(i)	87,097	12,328
Series 2007-1:
Class A2, 0.5636% 3/25/37 (c)(i)	365,795	157,292
Class B1, 0.9636% 3/25/37 (c)(i)	113,041	9,043
Class B2, 1.4436% 3/25/37 (c)(i)	81,923	4,096
Class B3, 3.6436% 3/25/37 (c)(i)	40,674	813
Class M1, 0.5636% 3/25/37 (c)(i)	98,434	32,483
Class M2, 0.5836% 3/25/37 (c)(i)	73,667	19,890
Class M3, 0.6136% 3/25/37 (c)(i)	65,411	13,082
Class M5, 0.7136% 3/25/37 (c)(i)	81,923	10,650
Class M6, 0.7936% 3/25/37 (c)(i)	114,946	12,644
Series 2007-2A:
Class A1, 0.5636% 7/25/37 (c)(i)	1,391,028	794,681
Class A2, 0.6136% 7/25/37 (c)(i)	1,303,064	508,914
Class B1, 1.8936% 7/25/37 (c)(i)	386,148	17,591
Class B2, 2.5436% 7/25/37 (c)(i)	230,731	7,584
Class M1, 0.6636% 7/25/37 (c)(i)	436,094	75,566
Class M2, 0.7036% 7/25/37 (c)(i)	167,728	21,170
Class M3, 0.7836% 7/25/37 (c)(i)	167,728	17,736
Class M4, 0.9436% 7/25/37 (c)(i)	480,076	42,404
Class M5, 1.0436% 7/25/37 (c)(i)	424,912	31,770
Class M6, 1.2936% 7/25/37 (c)(i)	535,240	32,464
Series 2007-3:
Class A2, 0.5836% 7/25/37 (c)(i)	528,694	184,151
Class B1, 1.2436% 7/25/37 (c)(i)	315,171	30,446
Class B2, 1.8936% 7/25/37 (c)(i)	821,009	55,774
Class B3, 4.2936% 7/25/37 (c)(i)	214,359	7,109
Class M1, 0.6036% 7/25/37 (c)(i)	276,677	82,969
Class M2, 0.6336% 7/25/37 (c)(i)	293,518	74,712
Class M3, 0.6636% 7/25/37 (c)(i)	480,576	104,810
Class M4, 0.7936% 7/25/37 (c)(i)	753,644	140,012
Class M5, 0.8936% 7/25/37 (c)(i)	378,326	61,433
Class M6, 1.0936% 7/25/37 (c)(i)	285,699	34,813
Series 2007-4A:
Class B1, 2.8436% 9/25/37 (c)(i)	124,546	1,868
Class B2, 3.7436% 9/25/37 (c)(i)	10,317	103
Class M1, 1.2436% 9/25/37 (c)(i)	119,725	11,374
Class M2, 1.3436% 9/25/37 (c)(i)	119,725	8,979
Class M4, 1.8936% 9/25/37 (c)(i)	316,588	12,664
Class M5, 2.0436% 9/25/37 (c)(i)	316,588	9,498
Class M6, 2.2436% 9/25/37 (c)(i)	317,392	6,348
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.9283% 3/15/19 (c)(i)	$ 274,395	$ 262,354
Class J, 1.1283% 3/15/19 (c)(i)	265,000	226,818
Series 2007-BBA8:
Class D, 0.5283% 3/15/22 (c)(i)	271,000	245,681
Class E, 0.5783% 3/15/22 (c)(i)	1,409,000	1,267,498
Class F, 0.6283% 3/15/22 (c)(i)	864,000	760,815
Class G, 0.6783% 3/15/22 (c)(i)	222,000	192,979
Class H, 0.8283% 3/15/22 (c)(i)	271,000	230,153
Class J, 0.9783% 3/15/22 (c)(i)	271,000	211,183
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,828,045
C-BASS Trust floater Series 2006-SC1 Class A, 0.5636% 5/25/36 (c)(i)	496,215	392,126
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6063% 8/15/21 (c)(i)	289,000	280,152
Class H, 0.6463% 8/15/21 (c)(i)	231,000	213,270
Series 2007-FL3A Class A2, 0.4183% 4/15/22 (c)(i)	3,890,000	3,665,734
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	20,190,000	21,414,584
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.8283% 4/15/17 (c)(i)	52,377	47,697
Class H, 0.8983% 4/15/17 (c)(i)	112,000	94,153
Class J, 1.1283% 4/15/17 (c)(i)	86,000	61,920
Series 2005-FL11:
Class F, 0.7283% 11/15/17 (c)(i)	120,717	106,231
Class G, 0.7783% 11/15/17 (c)(i)	83,804	72,909
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,863,434
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	20,000,000	19,421,680
Class AJFX, 5.478% 2/5/19 (c)	2,410,000	2,391,812
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	3,307,525
Series 2006-C5 Class A3, 5.311% 12/15/39	7,760,000	8,282,597
Series 2007-C3 Class A4, 5.9037% 6/15/39 (i)	15,075,000	15,826,037
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	10,000,000	10,433,370
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (i)	$ 11,243	$ 11,256
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.4283% 2/15/22 (c)(i)	4,655,000	4,049,850
Class C:
0.4483% 2/15/22 (c)(i)	1,212,000	1,042,320
0.5483% 2/15/22 (c)(i)	433,000	368,050
Class F, 0.5983% 2/15/22 (c)(i)	866,000	727,440
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,864,163
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	21,428,306
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4614% 11/5/21 (c)(i)	4,685,000	4,515,262
Series 2006-GG7 Class A4, 6.0734% 7/10/38 (i)	7,500,000	8,331,863
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6403% 6/6/20 (c)(i)	2,443,590	2,304,020
Class F, 0.7103% 6/6/20 (c)(i)	543,000	506,718
Series 2007-EOP:
Class D, 2.3636% 3/6/20 (c)(i)	4,485,000	4,322,262
Class H, 3.5846% 3/6/20 (c)(i)	480,000	465,031
Class J, 4.4568% 3/6/20 (c)(i)	690,000	673,657
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	848,451	850,708
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0715% 4/15/45 (i)	2,090,000	2,345,672
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5083% 11/15/18 (c)(i)	92,865	81,721
Class E, 0.5583% 11/15/18 (c)(i)	139,728	120,166
Class F, 0.6083% 11/15/18 (c)(i)	209,806	178,335
Class G, 0.6383% 11/15/18 (c)(i)	182,291	149,478
Class H, 0.7783% 11/15/18 (c)(i)	139,759	109,012
sequential payer:
Series 2006-CB14 Class A3B, 5.6772% 12/12/44 (i)	1,962,358	2,012,079
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,292,000	11,975,189
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	5,097,991
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (i)	28,895,000	30,707,497
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX Class A3, 5.42% 1/15/49	$ 27,221,000	$ 29,427,289
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1415% 7/15/44 (i)	24,797,000	26,989,675
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,660,000	12,704,864
Series 2007-C2 Class A3, 5.43% 2/15/40	4,230,000	4,511,968
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6183% 9/15/21 (c)(i)	743,007	614,958
Class G, 0.6383% 9/15/21 (c)(i)	3,111,988	2,482,311
Class H, 0.6783% 9/15/21 (c)(i)	378,548	286,811
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,304,587	3,334,543
Series 2005-MCP1 Class A2, 4.556% 6/12/43	825,771	832,028
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (i)	6,350,000	6,678,955
Series 2007-7 Class B, 5.9332% 6/12/50 (i)	1,365,000	192,875
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.479% 7/17/17 (c)(i)	176,387	162,717
Series 2007-XLFA:
Class D, 0.469% 10/15/20 (c)(i)	434,000	394,365
Class E, 0.529% 10/15/20 (c)(i)	542,000	459,982
Class F, 0.579% 10/15/20 (c)(i)	326,000	247,328
Class G, 0.619% 10/15/20 (c)(i)	402,000	292,927
Class H, 0.709% 10/15/20 (c)(i)	253,000	146,405
Class J, 0.859% 10/15/20 (c)(i)	148,108	60,959
Class MHRO, 0.969% 10/15/20 (c)(i)	104,279	86,552
Class NHRO, 1.169% 10/15/20 (c)(i)	162,021	131,237
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,435,000	8,788,410
Series 2007-T27 Class A4, 5.7944% 6/11/42 (i)	7,464,000	8,502,563
Series 2006-T23 Class A3, 5.9873% 8/12/41 (i)	2,485,000	2,547,142
Series 2007-HQ12 Class A4, 5.783% 4/12/49 (i)	4,350,000	4,570,175
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,029,001
Class B, 5.9066% 4/15/49 (i)	3,845,000	997,778
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5626% 9/15/21 (c)(i)	$ 906,000	$ 698,258
Class F, 0.6226% 9/15/21 (c)(i)	1,220,000	903,659
Class G, 0.6426% 9/15/21 (c)(i)	1,156,000	821,574
Class J, 0.8826% 9/15/21 (c)(i)	257,000	113,261
Series 2007-WHL8:
Class AP1, 0.9783% 6/15/20 (c)(i)	57,512	51,761
Class AP2, 1.0783% 6/15/20 (c)(i)	99,420	87,489
Class F, 0.7583% 6/15/20 (c)(i)	1,931,000	1,255,150
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,403,184
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,709,106
Series 2007-C31:
Class A4, 5.509% 4/15/47	9,200,000	9,700,222
Class A5, 5.5% 4/15/47	3,760,000	3,967,108
Series 2007-C32 Class A3, 5.9309% 6/15/49 (i)	11,740,000	12,290,606
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,478,005
Series 2007-C31 Class C, 5.8744% 4/15/47 (i)	4,335,000	790,682
Series 2007-C31A Class A2, 5.421% 4/15/47	2,147,838	2,202,709
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0962% 2/15/51 (i)	28,730,000	31,106,890
Class A5, 6.0962% 2/15/51 (i)	12,160,000	12,944,356
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $453,245,976)		461,339,679
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,400,000	1,431,724
California Gen. Oblig. 7.5% 4/1/34	3,590,000	4,307,462
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,625,000	2,793,735
5.877% 3/1/19	1,480,000	1,593,472
TOTAL MUNICIPAL SECURITIES (Cost $9,084,857)		10,126,393
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
Brazilian Federative Republic 5.625% 1/7/41	$ 2,540,000	$ 2,952,750
Chilean Republic 3.25% 9/14/21	5,635,000	5,761,788
United Mexican States 6.05% 1/11/40	14,414,000	17,621,115
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,947,972)		26,335,653
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $302,644,460)	302,644,460	302,644,460
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $5,379,603,111)		5,547,708,322
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(507,423,800)
NET ASSETS - 100%		$ 5,040,284,522
TBA Sale Commitments
	Principal Amount
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 1/1/27	$ (38,200,000)	(39,944,903)
3.5% 1/1/27	(30,100,000)	(31,474,911)
4% 1/1/42	(4,000,000)	(4,201,791)
4.5% 1/1/42	(11,000,000)	(11,707,898)
4.5% 1/1/42	(11,000,000)	(11,707,898)
4.5% 1/1/42	(35,000,000)	(37,252,404)
5.5% 1/1/42	(8,900,000)	(9,691,340)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(145,981,145)
Freddie Mac
5.5% 1/1/42	(39,900,000)	(43,266,898)
5.5% 1/1/42	(39,900,000)	(43,266,898)
TOTAL FREDDIE MAC		(86,533,796)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
4% 1/1/42	(200,000)	(214,543)
4% 1/1/42	(200,000)	(214,543)
4% 1/1/42	(2,000,000)	(2,145,427)
4.5% 1/1/42	(200,000)	(217,965)
4.5% 1/1/42	(3,400,000)	(3,705,399)
5% 1/1/42	(2,500,000)	(2,769,585)
5% 1/1/42	(2,500,000)	(2,769,585)
5% 1/1/42	(10,600,000)	(11,743,041)
5% 1/1/42	(1,500,000)	(1,661,751)
TOTAL GINNIE MAE		(25,441,839)
TOTAL TBA SALE COMMITMENTS (Proceeds $257,009,367)		$ (257,956,780)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,386))	Dec. 2018	$ 6,500,000	384,180
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid $(824,972))	Dec. 2018	6,500,000	764,529
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(160,742))	March 2018	5,000,000	516,738
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,800,000)(h)	Sept. 2037	8,613,766	(8,137,490)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $966,000)(h)	Sept. 2037	2,411,855	(2,278,497)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,520,000)(h)	Sept. 2037	6,891,013	(6,509,992)

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $581,250)(h)

	Sept. 2037	$ 1,435,628	$ (1,356,248)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,077,000)(h)	Sept. 2037	7,809,815	(7,377,991)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,242,000)(h)	Sept. 2037	2,641,555	(2,495,497)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,691,000)(h)	Sept. 2037	4,364,308	(4,122,995)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)	August 2034	186,065	(103,522)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(g)	Oct. 2034	220,652	(92,141)

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)

	April 2032	$ 29,939	$ (17,645)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	1,270	(1,196)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(g)	Oct. 2034	236,551	(89,575)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	185,853	(140,523)
		$ 53,028,270	$ (31,057,865)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,505,065 or 4.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $33,802,450.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,910
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,122,906,471	$ -	$ 1,122,906,471	$ -
U.S. Government and Government Agency Obligations	1,410,670,836	-	1,410,670,836	-
U.S. Government Agency - Mortgage Securities	2,159,449,414	-	2,159,449,414	-
Asset-Backed Securities	23,129,405	-	10,801,473	12,327,932
Collateralized Mortgage Obligations	31,106,011	-	27,914,215	3,191,796
Commercial Mortgage Securities	461,339,679	-	446,818,406	14,521,273
Municipal Securities	10,126,393	-	10,126,393	-
Foreign Government and Government Agency Obligations	26,335,653	-	26,335,653	-
Money Market Funds	302,644,460	302,644,460	-	-
Total Investments in Securities:	$ 5,547,708,322	$ 302,644,460	$ 5,215,022,861	$ 30,041,001
Derivative Instruments:
Assets
Swap Agreements	$ 1,665,447	$ -	$ 1,665,447	$ -
Liabilities
Swap Agreements	$ (32,723,312)	$ -	$ (32,278,711)	$ (444,601)
Total Derivative Instruments:	$ (31,057,865)	$ -	$ (30,613,264)	$ (444,601)
Other Financial Instruments:
TBA Sale Commitments	$ (257,956,780)	$ -	$ (257,956,780)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,716,383
Total Realized Gain (Loss)	(1,314,040)
Total Unrealized Gain (Loss)	(491,873)
Cost of Purchases	-
Proceeds of Sales	(2,201,476)
Amortization/Accretion	(286,192)
Transfers in to Level 3	4,728,658
Transfers out of Level 3	(5,110,459)
Ending Balance	$ 30,041,001
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (1,475,459)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (448,659)
Total Unrealized Gain (Loss)	4,058
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (444,601)
Realized gain (loss) on Swap Agreements for the period	$ 5,244
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2011	$ 4,058

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $5,374,281,468. Net unrealized appreciation aggregated $173,426,854, of which $225,488,479 related to appreciated investment securities and $52,061,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $35,028,270 representing 0.7% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012